ENTITY-WIDE DISCLOSURE: (Schedule of Revenues From Principal Customers) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues from principal customers [Line Items]
Revenues	$ 109	$ 598	$ 557	$ 2,006
Revenue [Member] | Customers [Member]
Revenues from principal customers [Line Items]
Revenues	109	598	557	2,006
Revenue [Member] | Customers [Member] | Development Service Payments [Member]
Revenues from principal customers [Line Items]
Revenues	$ 109	$ 598	$ 557	1,406
Revenue [Member] | Customers [Member] | Contingent Payments [Member]
Revenues from principal customers [Line Items]
Revenues				600
Revenue [Member] | Customers [Member] | Customer A [Member]
Revenues from principal customers [Line Items]
Revenues	$ 22	$ 207	$ 72	444
Revenue [Member] | Customers [Member] | Customer B [Member]
Revenues from principal customers [Line Items]
Revenues	86	234	350	662
Revenue [Member] | Customers [Member] | Customer C [Member]
Revenues from principal customers [Line Items]
Revenues	$ 1	134	$ 135	268
Revenue [Member] | Customers [Member] | Customer D [Member]
Revenues from principal customers [Line Items]
Revenues		$ 23		$ 632